Seelos Agreement and Plan of Merger - Narrative (Q3) (Details)	Jul. 30, 2018 USD ($) Director	Oct. 16, 2018 USD ($)
Business Acquisition [Line Items]
Expected ownership of surviving company (percent)	15.00%
Merger agreement termination fee	$ 500,000
CVR entitled to receipt of percentage of cash payments exceeding agreement threshold (percent)	90.00%
CVR agreement threshold for sales or out-licensing of assets	$ 500,000
CVR agreement term of cash payout	10 years
Maximum
Business Acquisition [Line Items]
Merger agreement amount reimbursable to counterparty upon termination	$ 350,000
Seelos
Business Acquisition [Line Items]
Expected ownership of surviving company (percent)	85.00%
Number of board members | Director	5
Number of board member designated by Seelos | Director	4
Number of board member designated by the Company | Director	1
CVR agreement right to receive initial proceeds from sales or out-licensing of assets	$ 500,000
CVR agreement right to contingent payment in excess of agreement threshold (percent)	10.00%
Period of time for commercially reasonable efforts to sell or out-license assets	10 years
Subsequent Event | Seelos
Business Acquisition [Line Items]
Company's pre-money valuation		$ 13,000,000